Consolidated Balance Sheets (Parenthetical) - SFr / shares	Dec. 31, 2020	Dec. 31, 2019
Consolidated Balance Sheets
Common stock, par value (in Swiss francs per share)	SFr 0.12	SFr 0.12
Common stock, shares issued (in shares)	2,168,148,264	2,168,148,264
Treasury stock (in shares)	137,314,095	34,647,153